Accrued Expenses and Other Payables (Tables)	12 Months Ended
Mar. 31, 2026
Accrued Expenses and Other Payables [Abstract]
Schedule of Accrued Expenses and Other Payables

Components of accrued expenses and other payables are as follows as of March 31:

	As of March 31,
	2026	2025
	USD	USD
Accruals for operating expenses:
– Staff costs	42,962	41,684
– Other professional fees	42,730	80,066
– Auditor’s remuneration	140,000	140,000
Other payables	3	-
Total	225,695	261,750